                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                                                                               and its

                                       Variable Annuity Account I

                                             Retirement Master

Supplement dated November 18, 2008 to the Contract Prospectus, Contract Prospectus Summary
and Statement of Additional Information, each dated April 28, 2008, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information
(SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus,
Contract Prospectus Summary and SAI for future reference.

Effective November 21, 2008, Capital One Mid Cap Equity Fund (Class A) is no longer available for investment.

Accordingly, all references to Capital One Mid Cap Equity Fund  (Class A) in the Contract Prospectus, Contract
Prospectus Summary and SAI are deleted effective November 21, 2008.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.130822-08C                                                                Page 1 of 1                                        November 2008